ACQUISITIONS (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 01, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACQUISITIONS (Details)
Issued for services, shares	750,000	100,000
Selling price of topical can of rub		$ 2.00
Fair value of stock		$ 4,350	$ 4,350
Stock price		$ 0.0435
Equity interest percentage		51.00%
Compensation, per can sold			$ 2.00
Equity rate			51.00%
Total Expenditures			$ 182,997
Goodwill impairment loss			$ 5,881	$ 5,881
Impairment of intangibles				$ 60,700
Common stock shares for services			100,000
Stock price			$ 0.0435